Share information and earnings per share - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares issued
Balance at the beginning of the year	3,462,087,722	3,524,635,722	3,702,422,995
Shares canceled		(62,548,000)	(177,787,273)
Balance at the end of the year	3,462,087,722	3,462,087,722	3,524,635,722
Treasury shares
Balance at the beginning of the year	253,233,437	416,909,010	302,815,328
Acquisitions	102,499,468	138,791,939	359,378,093
Disposals	(68,470,434)	(64,270,031)	(67,497,138)
Cancellation of second trading line treasury shares		(62,548,000)	(177,787,273)
Balance at the end of the year	287,262,471	253,233,437	416,909,010
Shares outstanding	3,174,825,251	3,208,854,285	3,107,726,712
Basic and diluted earnings
Net profit / (loss) attributable to shareholders	$ 5,085	$ 27,366	$ 7,630
Less: (profit) / loss on own equity derivative contracts	0	0	0
Net profit / (loss) attributable to shareholders for diluted EPS	$ 5,085	$ 27,366	$ 7,630
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	3,198,481,827	3,152,579,449	3,260,938,561
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	152,630,143	143,416,753	136,531,654
Weighted average shares outstanding for diluted EPS	3,351,111,970	3,295,996,202	3,397,470,215
Earnings per share
Basic	$ 1.59	$ 8.68	$ 2.34
Diluted	$ 1.52	$ 8.30	$ 2.25
Potentially dilutive instruments
Employee share-based compensation awards	11,003,130	2,807,589	4,182,799
Other equity derivative contracts	3,121,746	2,831,228	1,690,247
Total	14,124,877	5,638,817	5,873,046
Credit Suisse
Treasury shares
Shares transferred as consideration for the acquisition		(175,649,481)
Basic and diluted earnings
Net profit / (loss) attributable to shareholders		$ 27,366